Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expenses [Line Items]
Current	$ 7,237	$ 4,888
Deferred	(50,662)	59,695
Total	(43,425)	64,583
Canada
Income Tax Expenses [Line Items]
Current	4,560	4,319
Deferred	(33,993)	62,061
Total	(29,433)	66,380
United States
Income Tax Expenses [Line Items]
Current	1,024	(1,448)
Deferred	(19,772)	(1,745)
Total	(18,748)	(3,193)
Other regions
Income Tax Expenses [Line Items]
Current	1,653	2,017
Deferred	3,103	(621)
Total	$ 4,756	$ 1,396